Material accounting judgments and estimates	6 Months Ended
Jun. 30, 2026
Material accounting judgments and estimates
Material accounting judgments and estimates
3.	Material accounting judgments and estimates

The preparation of the interim condensed consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of assets, liabilities, sales, cost of sales, income, expenses and commitments recognized in the consolidated financial statements and the accompanying disclosures. The Ecopetrol Group based its assumptions and estimates on parameters available when these consolidated financial statements were prepared. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future years. Changes in estimates are adjusted prospectively in the year in which the estimate is revised.

As of the date of this report, there have been no changes in the material accounting estimates and judgments used in the preparation of the financial statements as of December 31, 2025.